Property and equipment (Details)	12 Months Ended
Dec. 31, 2025 CAD ($)
Computer equipment
Ending balance	$ 28,977
Cost
Computer equipment
Additions	31,928
Ending balance	31,928
Accumulated amortization and impairment
Computer equipment
Amortization	2,951
Ending balance	$ (2,951)